Liquidity	6 Months Ended
Jun. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Liquidity
Liquidity
Management is required to assess if the Company will have sufficient liquidity to continue as a going concern for the one-year period following the issuance of its financial statements. The Company has a loan facility, with an outstanding balance of $50.0 million, that is maturing in the third quarter of 2018 and expects that spot tanker rates in 2018 on average will be lower than those of 2017, resulting in lower operating cash flows in 2018 than in 2017, and negative cash flows in some quarters.

Based on these factors, over the one-year period following the issuance of these financial statements, the Company expects it will need to obtain additional sources of financing, in addition to amounts generated from operations, to meet its minimum liquidity requirements under its financial covenants. These anticipated additional sources of financing include the completion of proposed sale-leasebacks of additional vessels, some of which would refinance the loan facility maturing in the second-half of 2018, and the completion of a proposed loan to finance working capital for the Company's RSA management operations in the fourth quarter of 2018.

The Company is actively pursuing the alternatives described above, which it considers probable of completion based on the Company’s history of being able to complete financings and the advanced stages of the proposed financings.

Based on the Company’s liquidity at the date these consolidated financial statements were issued, the liquidity it expects to generate from operations over the following year, and by incorporating the Company’s plans to raise additional liquidity that it considers probable, together with the elimination of the Company's minimum quarterly dividend of $0.03 per share commencing in May 2018, the Company estimates that it will have sufficient liquidity to continue as a going concern for at least the one-year period following the issuance of these consolidated financial statements.